Annual Total Returns - Class A	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional)
Prospectus [Line Items]
Annual Return [Percent]	6.00%	12.52%	(2.74%)	2.25%	(3.25%)	10.73%	(5.80%)	12.12%	2.65%	(4.91%)
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional)
Prospectus [Line Items]
Annual Return [Percent]	10.66%	14.32%	(15.99%)	13.46%	13.58%	19.77%	(9.58%)	14.80%	4.69%	(5.02%)
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional)
Prospectus [Line Items]
Annual Return [Percent]	8.12%	5.35%	(10.14%)	7.74%	8.02%	9.87%	(4.01%)	4.07%	5.95%	(0.62%)